OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 198	€ 170	€ 365	€ 291
Metal price lag	16	54	110	85
Share based compensation costs	(5)	(3)	(9)	(7)
Losses on pension plan amendments	0	(2)	0	(2)
Depreciation and amortization	(70)	(65)	(136)	(128)
Restructuring costs	0	(2)	0	(3)
Unrealized (losses) / gains on derivatives	(141)	16	(84)	44
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	(2)	(1)	(1)	1
Losses on disposal	0	0	(1)	0
(Loss) / income from operations	(4)	167	244	281
Finance costs - net	(32)	(37)	(62)	(92)
(Loss) / income before tax	(36)	130	182	189
Income tax benefit / (expense)	4	(22)	(35)	(33)
Net (loss) / income	(32)	108	147	156	€ 262
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	95	94	177	162
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	63	42	116	61
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	46	41	83	79
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (6)	€ (7)	€ (11)	€ (11)